Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 30, 2015
Registrant Name	Academy Funds Trust
Central Index Key	0001415726
Amendment Flag	false
Document Creation Date	Oct. 30, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Mar. 30, 2015
Investor Class Prospectus | Innovator McKinley Income Fund | Investor Class
Prospectus:
Trading Symbol	IMIFX
Institutional Class Prospectus | Innovator McKinley Income Fund | Institutional Class
Prospectus:
Trading Symbol	IMIIX